January 25, 2013

VIA EDGAR AND BY FEDERAL EXPRESS

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-0404

Re:	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Amendment No. 2 to the Registration Statement on Form S-11
Confidentially Submitted on January 25, 2013
CIK No. 0001561894

Dear Ms. Gupta Barros and Ms. McHale:

On behalf of our client, Hannon Armstrong Sustainable Infrastructure Capital, Inc., a Maryland corporation (the “Company”), we hereby submit confidentially for filing Amendment No. 2 to the Registration Statement on Form S-11 (the “Registration Statement”). Amendment No. 2 to the Registration Statement contains changes made in response to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission contained in the Staff’s letter dated January 15, 2013 (the “January 15 Letter”), with respect to Amendment No. 1 to the Registration Statement on Form S-11, submitted on a confidential basis by the Company on December 27, 2012, as well as changes arising from the passage of time since December 27, 2012.

Set forth below are the Company’s responses to the Staff’s comments contained in the January 15 Letter. The responses are set out in the order in which the comments were set out in the January 15 Letter and are numbered accordingly.

We have enclosed with this letter a marked copy of Amendment No. 2 to the Registration Statement, which was submitted confidentially today by the Company via EDGAR, reflecting all changes to Amendment No. 1 to the Registration Statement. All page references in the responses below are to the pages of the marked copy of Amendment No. 2 to the Registration Statement.

Overview, page 1

1.	We note your response to comment 8 from our letter dated December 6, 2012 and note that you have revised the italicized introductory paragraph. Please also revise the first paragraph of the Overview section to provide a brief description of your corporate history, including the date and state of incorporation.

In response to the Staff’s comment, the Company has revised the first paragraph on page 1 under the heading “Prospectus Summary—Overview” to provide a brief description of the Company’s corporate history.

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

Our Assets, page 6

2.	We note the blanks in this section, to be filled in before the preliminary prospectus is distributed to potential investors. Please tell us whether any one project represents a significant portion of your total managed assets.

In response to the Staff’s comment, the Company supplementally advises the Staff that as of December 31, 2012, none of the projects which are collateral for the notes the Company plans to retire represent more than 3.0% of the total managed portfolio (on a relative book value basis).

3.	We note your response to comment 10 from our letter dated December 6, 2012 regarding the investment grade obligor, which is the primary credit obligor on one of your projects. Please tell us the percentage of total managed assets represented by this one project, as well as which asset class it falls into.

In response to the Staff’s comment, the Company supplementally advises the Staff that, as of December 31, 2012, the Company does not intend to retire notes with respect to this project and has removed the references to it in the prospectus.

Dilution, page 58

4.	We note your response to prior comment 14. We are unable to agree with your presentation. Please revise your dilution table to start with historical net tangible book value per share and show the increase to net tangible book value that resulted from the formation transaction separately from the increase attributable to the offering.

In response to the Staff’s comment, the Company has revised the disclosure on page 58 under the heading “Dilution” to start the dilution table with historical net tangible book value per share. Since historical Hannon Armstrong has not issued shares of common stock, the Company has added a footnote to the table to explain that the historical net tangible book value per share is based on the historical book value of Hannon Armstrong as of December 31, 2012 divided by the number of shares of common stock and operating partnership units expected to be issued in the formation transactions.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 62

5.

We note your response to comment 16 from our letter dated December 6, 2012, as well as your revised disclosure in the fourth paragraph on page 63. Please provide a further breakdown of the debt to equity financing ratios for clean energy projects and sustainable infrastructure projects. Also, please revise the penultimate sentence

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

of this paragraph to provide approximate percentages, rather than using the terms “vast majority” and “significant portion.”

In response to the Staff’s comment, the Company has revised the disclosure on page 63 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Our Business” to clarify that all of the managed assets are either fixed rate amortizing loans or direct financing leases and that approximately 99% of the portfolio consists of U.S. federal government obligations.

Existing Credit Facility, page 80

6.	We note your response to comment 21 from our letter dated December 6, 2012, as well as the related revised disclosure on page 80. Please disclose actual ratio calculations to the extent your compliance with a ratio is likely to have a material impact on the company, either by restricting additional indebtedness or triggering default.

In response to the Staff’s comment, the Company has revised the disclosure on page 83 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Sources and Uses of Cash—Cash Flows Relating to Financing Activities—Existing Credit Facility” to disclose actual ratio calculations under the Company’s existing credit facility.

Contractual Obligations and Commitments, page 81

7.	We note your response to prior comment 22 and your revisions to your filing. Please also disclose the amount of interest related to your debt. Please refer to footnote 46 in our Release 33-8350.

In response to the Staff’s comment, the Company has revised the disclosure on page 83 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Contractual Obligations and Commitments” to disclose the interest payments made by the Company on its debt.

Distribution of HA Energy Source Holdings, LLC to our current owners, page 130

8.	We note your added disclosure at the bottom of page 130. Please revise to provide the material terms of the distribution, including the value to be received by existing owners (both the distribution amount and the dividend amount). We note related disclosure on page 81. Please also disclose the distribution and dividend to be received by the existing owners in the summary section.

In response to the Staff’s comment, the Company has revised the disclosure on page 132, under the heading “The Structure and Formation of our Company—Distribution of HA

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

EnergySource Holdings, LLC to our Current Owners” to disclose the material terms of the distribution and the Company has revised the disclosure on page 12 under the heading “Prospectus Summary—The Structure and Formation of Our Company” to reference the distribution of HA EnergySource Holdings, LLC (“HA Energy Source”).

In addition, the Company has revised the disclosure on pages 135 and 136 under the heading “Certain Relationships and Related Transactions—Material Benefits to Related Parties—Formation Transactions” to describe the benefits to be received by certain executive officers of the Company as part of the distribution.

Financial Statements

9.	We note your response to prior comment 32. Please write to the Division of Corporation Finance’s Office of Chief Accountant to request a waiver from providing Rule 3-09 financial statements for HA EnergySource Holdings LLC.

In response to the Staff’s comment, the Company has included the financial statements for HA EnergySource beginning on page F-50.

Financial Statements of Hannon Armstrong Capital, LLC for the year ended September 30, 2012

10.	We note your response to prior comment 38 and your revisions to your filing. Please tell us where you have provided the disclosure requirements of Items II, VI and VII of Guide 3.

In response to the Staff’s comment, the Company supplementally advises the Staff that it does not hold any investments required to be disclosed under Item II or any borrowings required to be disclosed under Item VII of Guide 3, and that with respect to Item VI it has revised the disclosure on page 79 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Other Financial Measures” to disclose the historical return on equity and assets.

Consolidated Statements of Operations, page F-11

11.	We note your response to prior comment 39. We are unable to agree with your use of the caption ‘net investment income.’ Please revise to remove this caption and subtotal.

In response to the Staff’s comment, the Company has revised the disclosure on page F-29 accordingly to comply with §210.5-03 of Regulation S-X.

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

Notes to Consolidated Financial Statements, page F-15

2. Summary of Significant Accounting Policies, page F-15

Securitization of Receivables, page F-16

12.	We note your response to prior comment 41 and your revisions to your filing. Please further clarify how you will account for credit losses and other losses when you do not intend to sell the debt security and you determined that the decline is other than temporary.

In response to the Staff’s comment, the Company has revised the disclosure on page F-34 under the heading “Securitization of Receivables” to describe the Company’s accounting treatment of other than temporary credit losses where it does not intend to sell the security and to include the criteria used in determining when an impairment will be considered to be other than temporary.

Equity Method Investment in Affiliate, page F-18

13.	Please tell us how you accounted for the consolidation of HA EnergySource during August 2012. Please refer to ASC 805.

In response to the Staff’s comment, the Company advises the Staff that the Hannon Armstrong Company concluded that the consolidation of HA EnergySource should be accounted for as a common control transaction, given that both Hannon Armstrong and HA EnergySource are effectively controlled by MissionPoint HA Parallel Fund, L.P. (“MissionPoint”). The Variable Interest Entities Subsections of ASC 810-10 incorporate the general principles governing common control transactions in ASC 805-501 and other guidance contained in GAAP. Specifically, ASC 810-10-30-1 states:

“If the primary beneficiary of a variable interest entity (VIE) and the VIE are under common control, the primary beneficiary shall initially measure the assets, liabilities, and noncontrolling interests of the VIE at amounts at which they are carried in the accounts of the reporting entity that controls the VIE (or would be carried if the reporting entity issued financial statements prepared in conformity with generally accepted accounting principles [GAAP]).”

While the redemption of the Class B and Class C units resulted in a change in control from the perspective of the Hannon Armstrong’s standalone consolidated financial statements,

[1]	Specifically, ASC 805-50-30-5 states: “When accounting for a transfer of assets or exchange of shares between entities under common control, the entity that receives the net assets or the equity interests shall initially measure the recognized assets and liabilities transferred at their carrying amounts in the accounts of the transferring entity at the date of transfer.”

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

there was no change in the control at the controlling shareholder level. That is, both before and after the redemption transaction, MissionPoint, as a 75% owner of Hannon Armstrong and the primary beneficiary of HA EnergySource (prior to the redemption) controls both Hannon Armstrong and HA EnergySource. As both Hannon Armstrong and HA EnergySource are under the common control of MissionPoint, Hannon Armstrong concluded that this was a common control transaction (i.e., the transaction did not result in a change in control at the ultimate controlling shareholder level). Accordingly, Hannon Armstrong did not account for the consolidation at fair value, but rather, accounted for the transaction at the carrying amount of the net assets consolidated (i.e., HA EnergySource’s investment in EnergySource, LLC).

9. Intangible Assets and Goodwill, page F-28

14.	We note your response to prior comment 43. Please tell us how you determined that the value of a contractual commitment to be paid as advisory fees is an intangible asset. Within your response, please reference the authoritative accounting literature management relied upon.

In response to the Staff’s comment, the Company advises the Staff that when Hannon Armstrong was acquired by Mission Point in 2007, Hannon Armstrong followed the guidance in ASC 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Noncontrolling Interest, in recording the assets and liabilities acquired. At the acquisition date, Hannon Armstrong was entitled to receive, in the future, development and capital placement fees in connection with the successful development of the Hudson Ranch project. In concluding to record an asset for the value of potential future cashflows, Hannon Armstrong considered the guidance in ASC 805-20-25-2 through 25-3.

ASC 805-20-25-2 indicates that “To qualify for recognition as part of applying the acquisition method, the identifiable assets acquired and liabilities assumed must meet the definitions of assets and liabilities in FASB Concepts Statement No. 6, Elements of Financial Statements, at the acquisition date. The opportunity to earn these payments clearly had value to MissionPoint and was considered in the purchase price that MissionPoint paid to acquire Hannon Armstrong. In connection with the acquisition, Hannon Armstrong obtained a third party valuation that was used to support the amount recorded for this and other assets at the date of the purchase.

The value of this future payment could alternatively have been described as an “other asset” or another more descriptive term, and not an intangible but due to its size and similarity to the other intangibles which were all acquired as a result of the purchase transaction, it was classified with the intangible assets on the balance sheet and discussed in disclosures related to Hannon Armstrong’s intangible assets.

Exhibits

Draft Tax Opinion

15.	In the paragraph that begins, “In our examination of the foregoing documents…,” please explain to us why assumption (iv) is appropriate.

In response to the Staff’s comment, we supplementally advise the Staff that we believe that it is appropriate to assume that the parties to the documents referred to in assumption (iv) will comply with the legal obligations that they have bound themselves to because the ongoing independent monitoring by us of the performance or satisfaction of all of the obligations of the parties, many of which are not related to tax matters, under the Articles of Amendment and Restatement of the Company, the bylaws of the Company, the Certificate of Representations, the Registration Statement, and certain other documents is impractical. Furthermore, we believe that the inclusion of assumption (iv) is not uncommon market practice.

16.	In assumption (iii) of the same paragraph and in the first line of the paragraph that begins, “For purposes of rendering the opinions stated below…,” please limit the statement about the accuracy of the representations contained in the Certificate of Representations to factual matters only.

Sonia Gupta Barros, Esq.

Angela McHale, Esq.

United States Securities and Exchange Commission

January 25, 2013

In response to the Staff’s comment, we advise the Staff that we will limit the statements referenced above about the accuracy of the representations contained in the Certificate of Representations to factual matters only.

We thank the Staff for its attention to the Company’s filing and we look forward to hearing from you regarding Amendment No. 2 to the Registration Statement. If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 212-878-8527 or Andrew S. Epstein at 212-878-8332.

Very truly yours,

/s/ Jay L. Bernstein
Jay L. Bernstein

Enclosures

cc:	Securities and Exchange Commission

Jennifer Monick

Kevin Woody

Rochelle Plesset

Hannon Armstrong Sustainable Infrastructure Capital, Inc.

Jeffrey W. Eckel

Steven L. Chuslo

J. Brendan Herron

Fried, Frank, Harris, Shriver & Jacobson LLP

Paul D. Tropp

Clifford Chance US LLP

Andrew S. Epstein